Income Taxes (Schedule of Components of Income Tax Expense (Benefit)) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Abstract]
Taxes currently payable	$ 995,000	$ 238,000	$ 134,000
Deferred income taxes	235,000	2,000	(434,000)
Provision for (benefit from) income taxes	$ 1,230,000	$ 240,000	$ (300,000)